EXPLANATORY NOTE

The sole purpose of this filing is to file as an exhibit to the registration statement of AdvisorShares Trust (the “Trust”), risk/return summary information, in interactive data format, for the Trust’s AdvisorShares DoubleLine Value Equity ETF (formerly, the AdvisorShares Wilshire Buyback ETF).